Cover	Jan. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2022
Entity File Number	000-30414
Entity Registrant Name	ALR TECHNOLOGIES INC.
Entity Central Index Key	0001087022
Entity Tax Identification Number	88-0225807
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	708-7400 Beaufont Springs Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23225
City Area Code	(804)
Local Phone Number	554-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	ALRT
Entity Emerging Growth Company	false